Document and Entity Information Document	Jul. 25, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Entity Incorporation, State or Country Code	TX
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
Entity Address, Address Line One	P. O. Box 36611
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75235-1611
City Area Code	214
Local Phone Number	792-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092380
Amendment Flag	false
Common Stock Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Common Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE